Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Analysis Of Income And Expense [line items]
Interest income	$ 20,697	$ 17,505	$ 13,593
Interest expense	10,146	7,440	4,616
IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	20,697	17,505
Interest expense	10,146	7,440
IAS 39 [member]
Analysis Of Income And Expense [line items]
Interest income			13,593
Interest expense			4,616
Amortised cost [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	17,871	15,275
Interest expense	9,824	7,139
Debt securities measured at fair value through other comprehensive income [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	960	749
Other [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	1,866	1,481
Interest expense	$ 322	$ 301
Other [member] | IAS 39 [member]
Analysis Of Income And Expense [line items]
Interest income			1,401
Interest expense			257
Amortised cost and held-to-maturity [member] | IAS 39 [member]
Analysis Of Income And Expense [line items]
Interest income			11,712
Interest expense			4,359
Available- for- sale debt securities [member] | IAS 39 [member]
Analysis Of Income And Expense [line items]
Interest income			$ 480